Equity Incentive Plan - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 02, 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of shares vested	$ 7,462	$ 853	$ 983
Total compensation cost	$ 8,774	$ 4,497	$ 4,406
Expected weighted average recognition period of share based compensation awards	1 year 1 month 5 days
2006 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares reserved for issuance				4,053,500